Inventories - Schedule of Impairment Provision for Inventories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Impairment Provision for Inventories [Abstract]
Balance at beginning of the period,	$ 529,603	$ 971,328
Additions	27,321	414,772
Impairment written down	(518,867)	(882,478)
Effects of currency translation	(10,515)	25,981
Balance at end of the period,	$ 27,542	$ 529,603